Cash Flow Disclosures (Tables)	12 Months Ended
Dec. 31, 2021
Borrowings [Line Items]
Summary of Most Significant Non-Cash Transaction	The most significant non-cash transaction is detailed below:

	2021	2020	2019
Right-of-use asset recognition with an increase in Lease liabilities	(3,915)	(188)	(370)

Summary of Net Debt and the Movements in Net Debt

This section sets out an analysis of net debt and the movements in net debt for each of the periods presented.

Net debt	2021	2020	2019
Cash and cash equivalents	336,197	111,733	34,765
Financial assets at fair value through profit or loss	1,004	8,319	15,399
Borrowings	(5,014)	—	—
Lease liabilities	(3,928)	(218)	(399)
Derivative financial instrument	(221)	(2,896)	—
Net debt	328,038	116,938	49,765
Cash and liquid investments	337,201	120,052	50,164
Gross debt – fixed interest rates	(9,163)	(3,114)	(399)
Net debt	328,038	116,938	49,765

Summary of Movements in Debt That Impact Cash Flow as Part of Financing Activities

According to the IAS 7, the movements in the debt of the year that impact on the cash flow as part of the financing activities are detailed below:

	Interest Bearing Borrowings	Lease liabilities	Derivative financial instrument	Sub-total	Cash & Cash Equivalents	Financial Assets at FVPL	Total
Net debt as at December 31,2018	(9,174)	—	—	(9,174)	23,305	16,690	30,821
Leases	—	(551)	—	(551)	—	—	(551)
Cash flows	—	182	—	182	11,460	(1,818)	9,824
Debt prepaid (i)	9,174	—	—	9,174	—	—	9,174
Other changes (ii)	—	(30)	—	(30)	—	527	497
Net debt as at December 31,2019	—	(399)	—	(399)	34,765	15,399	49,765
Cash flows	—	151	—	151	76,968	(7,532)	69,587
Fair value changes	—	—	(2,896)	(2,896)	—	9	(2,887)
Lease benefit for
COVID-19	—	50	—	50	—	—	50
Other Changes	—	(20)	—	(20)	—	443	423
Net debt as at December 31,2020	—	(218)	(2,896)	(3,114)	111,733	8,319	116,938
Cash flows	(5,000)	572	—	(4,428)	224,464	(10,076)	209,960
Fair value changes	—	—	2,675	2,675	—	2,761	5,436
New leases	—	(4,282)	—	(4,282)	—	—	(4,282)
Other Changes	(14)	—	—	(14)	—	—	(14)
Net debt as at December 31,2021	(5,014)	(3,928)	(221)	(9,163)	336,197	1,004	328,038

(i)
The Group repaid a financial loan with shareholders for a total amount of USD 9,174.
(ii)
Other changes include non-cash movements, mainly related to accrued interest expense which are presented as financing cash flows in the Consolidated Statement of Cash Flows when paid.